Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories Abstract
Schedule of inventory
		2018	2017

Finished goods	-	5,542,220	4,255,114
Raw materials, production inputs and packaging	-	1,578,523	1,715,757
Maintenance materials	-	465,684	365,803
Advances to suppliers	-	93,445	275,169
Imports in transit	-	838,099	74,670
Total	-	8,517,971	6,686,513
	-
In current assets	-	8,486,577	6,640,049
In non-current assets	-	31,394	46,464
Total	-	8,517,971	6,686,513